Schedule of Portfolio Investments	Boston Trust Asset Management Fund September 30, 2022 (Unaudited)

Common Stocks (74.8%)

Security Description	Shares	Fair Value ($)

Communication Services (5.8%)
Alphabet, Inc., Class A (a)	40,000	3,826,000
Alphabet, Inc., Class C (a)	220,000	21,153,000
Comcast Corp., Class A	200,000	5,866,000
		30,845,000

Consumer Discretionary (6.8%)
Amazon.com, Inc. (a)	35,000	3,955,000
Dollar General Corp.	17,500	4,197,550
Lowe's Cos., Inc.	25,000	4,695,250
NIKE, Inc., Class B	102,500	8,519,800
O'Reilly Automotive, Inc. (a)	4,500	3,165,075
Ross Stores, Inc.	38,000	3,202,260
Starbucks Corp.	100,000	8,426,000
		36,160,935

Consumer Staples (7.1%)
Church & Dwight Co., Inc.	50,000	3,572,000
Costco Wholesale Corp.	35,000	16,529,450
Diageo PLC, Sponsored ADR	25,000	4,245,250
McCormick & Co., Inc.	40,000	2,850,800
PepsiCo, Inc.	30,000	4,897,800
Sysco Corp.	35,000	2,474,850
The Procter & Gamble Co.	25,000	3,156,250
		37,726,400

Energy (4.4%)
Chevron Corp.	38,000	5,459,460
ConocoPhillips	45,000	4,605,300
Exxon Mobil Corp.	110,000	9,604,100
Schlumberger NV	100,000	3,590,000
		23,258,860

Financials (10.2%)
American Express Co.	30,000	4,047,300
Berkshire Hathaway, Inc., Class B (a)	22,500	6,007,950
Chubb Ltd.	20,000	3,637,600
Cincinnati Financial Corp.	60,000	5,374,200
Comerica, Inc.	20,000	1,422,000
FactSet Research Systems, Inc.	13,720	5,489,509
JPMorgan Chase & Co.	85,000	8,882,500
Northern Trust Corp.	50,000	4,278,000
T. Rowe Price Group, Inc.	55,000	5,775,550
The PNC Financial Services Group, Inc.	30,000	4,482,600
U.S. Bancorp	130,000	5,241,600
		54,638,809

Health Care (10.0%)
Agilent Technologies, Inc.	20,000	2,431,000
Becton, Dickinson & Co.	35,000	7,799,050
DENTSPLY SIRONA, Inc.	50,000	1,417,500
Edwards Lifesciences Corp. (a)	95,000	7,849,850
Johnson & Johnson	50,000	8,168,000
Merck & Co., Inc.	50,000	4,306,000
Mettler-Toledo International, Inc. (a)	5,000	5,420,600
Stryker Corp.	25,000	5,063,500
UnitedHealth Group, Inc.	17,500	8,838,200
Waters Corp. (a)	7,500	2,021,475
		53,315,175

Industrials (7.2%)
Donaldson Co., Inc.	50,000	2,450,500
Hubbell, Inc.	36,000	8,028,000
Illinois Tool Works, Inc.	25,400	4,588,510

Common Stocks (continued)

Security Description	Shares	Fair Value ($)

Industrials (continued)
Union Pacific Corp.	45,000	8,766,900
United Parcel Service, Inc., Class B	54,000	8,723,160
W.W. Grainger, Inc.	12,000	5,870,280
		38,427,350

Information Technology (20.8%)
Accenture PLC, Class A	62,000	15,952,600
Apple, Inc.	220,000	30,404,000
Automatic Data Processing, Inc.	71,000	16,059,490
Cisco Systems, Inc.	65,000	2,600,000
Microsoft Corp.	130,000	30,277,000
Oracle Corp.	65,000	3,969,550
Visa, Inc., Class A	70,000	12,435,500
		111,698,140

Materials (1.7%)
Air Products and Chemicals, Inc.	25,500	5,934,615
AptarGroup, Inc.	32,500	3,088,475
		9,023,090

Utilities (0.8%)
Eversource Energy	55,000	4,287,800
		4,287,800

TOTAL COMMON STOCKS (Cost $136,576,764)		399,381,559

Corporate Bonds (3.4%)

	Principal
	Amount ($)

Communication Services (0.2%)
Comcast Corp., 4.25%, 10/15/30,
Callable 7/15/30 @ 100	900,000	834,811
Verizon Communications, Inc., 4.02%,
12/3/29, Callable 9/3/29 @ 100	250,000	226,953
		1,061,764

Consumer Discretionary (0.1%)
Toyota Motor Credit Corp., 3.65%,
1/8/29	350,000	324,721

Consumer Staples (0.1%)
McCormick & Co., Inc., 3.50%, 9/1/23,
Callable 6/1/23 @ 100	500,000	493,699

Financials (1.5%)
American Express Co., 2.65%, 12/2/22	1,926,000	1,921,883
Bank of America Corp., 4.18%,
11/25/27, MTN, Callable 11/25/26
@ 100	500,000	464,128
Berkshire Hathaway, Inc., 3.13%,
3/15/26, Callable 12/15/25 @ 100	2,000,000	1,900,425
Cincinnati Financial Corp., 6.92%,
5/15/28	500,000	532,536
JPMorgan Chase & Co., 3.90%,
7/15/25, Callable 4/15/25 @ 100	1,000,000	967,979
JPMorgan Chase & Co., 4.00%,
4/23/29, Callable 4/23/28 @ 100	500,000	451,750
Wells Fargo & Co., 3.55%, 9/29/25,
MTN	2,000,000	1,903,976
		8,142,677

 1

Schedule of Portfolio Investments	Boston Trust Asset Management Fund September 30, 2022 (Unaudited)

Corporate Bonds (continued)

Security Description	Principal Amount ($)	Fair Value ($)

Health Care (0.2%)
Merck & Co., Inc., 1.70%, 6/10/27,
Callable 5/10/27 @ 100	350,000	306,170
Pfizer, Inc., 3.60%, 9/15/28, Callable
6/15/28 @ 100	500,000	469,778
UnitedHealth Group, Inc., 3.38%,
4/15/27	500,000	471,730
		1,247,678

Industrials (0.4%)
Emerson Electric Co., 2.00%,
12/21/28, Callable 10/21/28 @ 100	400,000	339,223
Hubbell, Inc., 3.50%, 2/15/28, Callable
11/15/27 @ 100	1,000,000	916,022
John Deere Capital Corp., 3.45%,
3/7/29, MTN	500,000	459,358
Union Pacific Corp., 3.95%, 9/10/28,
Callable 6/10/28 @ 100	400,000	376,712
		2,091,315

Information Technology (0.8%)
Apple, Inc., 3.25%, 2/23/26, Callable
11/23/25 @ 100	2,500,000	2,402,247
Visa, Inc., 3.15%, 12/14/25, Callable
9/14/25 @ 100	2,000,000	1,911,550
		4,313,797

Materials (0.1%)
Air Products and Chemicals, Inc.,
1.85%, 5/15/27, Callable 3/15/27 @
100	400,000	353,024

TOTAL CORPORATE BONDS (Cost $19,432,547)		18,028,675

Municipal Bonds (0.6%)

Massachusetts (0.6%)
Commonwealth of Massachusetts
Transportation Fund Revenue, Series
A, 4.00%, 6/1/36, Callable 12/1/27
@ 100	500,000	491,209
Commonwealth of Massachusetts, GO,
Series C, 5.50%, 12/1/22	600,000	602,431
Commonwealth of Massachusetts,
GO, Series C, 4.00%, 7/1/31, Callable
11/14/22 @ 100	1,000,000	1,000,496
Commonwealth of Massachusetts,
GO, Series B, 5.00%, 4/1/37, Callable
4/1/27 @ 100	250,000	260,599
Commonwealth of Massachusetts,
GO, Series B, 5.00%, 7/1/38, Callable
7/1/26 @ 100	260,000	268,602
Commonwealth of Massachusetts,
GO, Series A, 5.00%, 1/1/43, Callable
1/1/28 @ 100	250,000	259,399
		2,882,736
Washington (0.0%) (b)
State of Washington, GO, Series A,
5.00%, 8/1/35, Callable 8/1/23 @
100	250,000	253,224

TOTAL MUNICIPAL BONDS (Cost $3,278,410)		3,135,960

U.S. Government & U.S. Government Agency Obligations (20.5%)

Security Description	Principal Amount ($)	Fair Value ($)

Federal Farm Credit Bank (2.1%)
2.85%, 3/2/28	2,400,000	2,255,557
2.95%, 1/27/25	2,000,000	1,942,017
3.14%, 12/5/29	2,500,000	2,333,058
3.39%, 2/1/28	2,000,000	1,931,905
3.85%, 12/26/25	2,770,000	2,738,025
		11,200,562

Federal Home Loan Bank (1.5%)
2.50%, 12/10/27	1,500,000	1,382,630
2.63%, 6/11/27	1,500,000	1,402,239
2.88%, 9/13/24	2,500,000	2,431,892
3.50%, 9/24/29	2,000,000	1,942,596
		7,159,357
U.S. Treasury Bill (4.3%)
3.44%, 2/2/23	8,000,000	7,905,579
3.58%, 4/20/23	1,250,000	1,225,375
3.71%, 7/13/23	12,500,000	12,141,827
3.93%, 9/7/23	2,000,000	1,928,000
		23,200,781

U.S. Treasury Inflation Index Note (1.8%)
0.13%, 10/15/26	5,000,000	5,052,200
0.13%, 1/15/32	5,000,000	4,619,419
		9,671,619

U.S. Treasury Note (10.8%)
0.63%, 5/15/30	15,000,000	11,824,219
1.50%, 2/15/30	6,000,000	5,095,547
1.63%, 8/15/29	6,000,000	5,177,344
1.88%, 2/15/32	5,000,000	4,237,109
2.00%, 4/30/24	6,500,000	6,272,246
2.38%, 5/15/29	7,500,000	6,791,602
2.75%, 5/15/25	5,000,000	4,813,086
2.75%, 4/30/27	5,000,000	4,722,461
2.88%, 5/15/32	10,000,000	9,244,531
		58,178,145

TOTAL U.S. GOVERNMENT & U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $115,180,703)		109,410,464

Investment Companies (0.5%)

	Shares
JPMorgan U.S. Government Money
Market Fund, Capital Shares, 2.73% (c)	2,828,309	2,828,309
TOTAL INVESTMENT COMPANIES (Cost $2,828,309)		2,828,309

Total Investments (Cost $277,296,733) — 99.8%		532,784,967
Other assets in excess of liabilities — 0.2%		824,329
NET ASSETS — 100.0%		$533,609,296

(a)	Non-income producing security.
(b)	Represents less than 0.05%.
(c)	Rate disclosed is the seven day yield as of September 30, 2022.

ADR	American Depositary Receipt
GO	General Obligation
MTN	Medium Term Note
PLC	Public Limited Company

 2

Schedule of Portfolio Investments	Boston Trust Equity Fund September 30, 2022 (Unaudited)

Common Stocks (98.5%)

Security Description	Shares	Fair Value ($)

Communication Services (8.8%)
Alphabet, Inc., Class A (a)	15,000	1,434,750
Alphabet, Inc., Class C (a)	100,000	9,615,000
Comcast Corp., Class A	82,000	2,405,060
Electronic Arts, Inc.	14,000	1,619,940
Omnicom Group, Inc.	5,000	315,450
		15,390,200

Consumer Discretionary (10.2%)
Amazon.com, Inc. (a)	22,500	2,542,500
Dollar General Corp.	8,500	2,038,810
Lowe's Cos., Inc.	10,000	1,878,100
NIKE, Inc., Class B	30,000	2,493,600
O'Reilly Automotive, Inc. (a)	3,300	2,321,055
Ross Stores, Inc.	12,500	1,053,375
Starbucks Corp.	40,000	3,370,400
The Home Depot, Inc.	3,000	827,820
The TJX Cos., Inc.	21,500	1,335,580
		17,861,240

Consumer Staples (8.4%)
Church & Dwight Co., Inc.	15,000	1,071,600
Costco Wholesale Corp.	13,750	6,493,713
Diageo PLC, Sponsored ADR	7,500	1,273,575
McCormick & Co., Inc.	14,000	997,780
PepsiCo, Inc.	10,000	1,632,600
Sysco Corp.	20,000	1,414,200
The Estee Lauder Cos., Inc.	3,500	755,650
The Procter & Gamble Co.	9,000	1,136,250
		14,775,368

Energy (5.6%)
Chevron Corp.	19,000	2,729,730
Exxon Mobil Corp.	50,000	4,365,500
Schlumberger NV	75,000	2,692,500
		9,787,730

Financials (13.2%)
American Express Co.	12,000	1,618,920
Berkshire Hathaway, Inc., Class B (a)	10,000	2,670,200
Chubb Ltd.	10,000	1,818,800
Cincinnati Financial Corp.	20,000	1,791,400
FactSet Research Systems, Inc.	5,500	2,200,605
JPMorgan Chase & Co.	39,000	4,075,500
Northern Trust Corp.	22,500	1,925,100
T. Rowe Price Group, Inc.	20,000	2,100,200
The PNC Financial Services Group, Inc.	17,500	2,614,850
U.S. Bancorp	59,000	2,378,880
		23,194,455

Health Care (13.4%)
Agilent Technologies, Inc.	13,600	1,653,080
Becton, Dickinson & Co.	15,000	3,342,450
Edwards Lifesciences Corp. (a)	22,500	1,859,175
Johnson & Johnson	22,500	3,675,600
Merck & Co., Inc.	22,500	1,937,700
Mettler-Toledo International, Inc. (a)	1,500	1,626,180
Stryker Corp.	12,000	2,430,480
UnitedHealth Group, Inc.	12,000	6,060,480
Waters Corp. (a)	3,200	862,496
		23,447,641

Industrials (10.8%)
3M Co.	2,500	276,250

Common Stocks (continued)

Security Description	Shares	Fair Value ($)

Industrials (continued)
Deere & Co.	4,750	1,585,978
Donaldson Co., Inc.	15,000	735,150
Hubbell, Inc.	15,000	3,345,000
Illinois Tool Works, Inc.	15,000	2,709,750
Union Pacific Corp.	22,500	4,383,450
United Parcel Service, Inc., Class B	15,000	2,423,100
W.W. Grainger, Inc.	7,000	3,424,330
		18,883,008

Information Technology (24.4%)
Accenture PLC, Class A	25,000	6,432,499
Apple, Inc.	87,000	12,023,400
Automatic Data Processing, Inc.	20,000	4,523,800
Intuit, Inc.	2,000	774,640
Microsoft Corp.	51,000	11,877,900
Oracle Corp.	40,000	2,442,800
Visa, Inc., Class A	28,000	4,974,200
		43,049,239

Materials (2.7%)
Air Products and Chemicals, Inc.	14,800	3,444,404
AptarGroup, Inc.	14,250	1,354,178
		4,798,582

Utilities (1.0%)
Eversource Energy	23,000	1,793,080
		1,793,080

TOTAL COMMON STOCKS (Cost $70,396,024)		172,980,543

Investment Companies (1.4%)

JPMorgan U.S. Government Money
Market Fund, Capital Shares, 2.73% (b)	2,455,570	2,455,570
TOTAL INVESTMENT COMPANIES (Cost $2,455,570)		2,455,570

Total Investments (Cost $72,851,594) — 99.9%		175,436,113
Other assets in excess of liabilities — 0.1%		88,637
NET ASSETS — 100.0%		$175,524,750

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day yield as of September 30, 2022.

ADR	American Depositary Receipt
PLC	Public Limited Company

 1

Schedule of Portfolio Investments	Boston Trust Midcap Fund September 30, 2022 (Unaudited)

Common Stocks (99.0%)

Security Description	Shares	Fair Value ($)

Communication Services (2.6%)
Electronic Arts, Inc.	21,460	2,483,137
Omnicom Group, Inc.	19,890	1,254,860
		3,737,997

Consumer Discretionary (9.6%)
AutoZone, Inc. (a)	1,045	2,238,317
Carter's, Inc.	24,455	1,602,536
Columbia Sportswear Co.	22,810	1,535,113
eBay, Inc.	30,195	1,111,478
O'Reilly Automotive, Inc. (a)	2,695	1,895,528
Ross Stores, Inc.	38,000	3,202,260
Ulta Beauty, Inc. (a)	5,240	2,102,236
		13,687,468

Consumer Staples (4.4%)
Church & Dwight Co., Inc.	22,460	1,604,542
The Hershey Co.	13,050	2,877,134
The JM Smucker Co.	13,425	1,844,729
		6,326,405

Energy (2.9%)
Baker Hughes Co.	199,945	4,190,847
		4,190,847

Financials (16.5%)
Brown & Brown, Inc.	23,680	1,432,166
CBOE Global Markets, Inc.	16,845	1,977,098
East West Bancorp, Inc.	36,110	2,424,426
Everest Re Group Ltd.	9,185	2,410,512
FactSet Research Systems, Inc.	7,310	2,924,804
M&T Bank Corp.	12,645	2,229,566
Northern Trust Corp.	35,150	3,007,434
SEI Investments Co.	64,410	3,159,310
Signature Bank	8,540	1,289,540
T. Rowe Price Group, Inc.	24,305	2,552,268
		23,407,124

Health Care (13.1%)
Agilent Technologies, Inc.	15,945	1,938,115
Chemed Corp.	5,415	2,363,973
Henry Schein, Inc. (a)	19,590	1,288,434
Laboratory Corp. of America Holdings	6,440	1,318,976
Medpace Holdings, Inc. (a)	11,255	1,768,948
Mettler-Toledo International, Inc. (a)	1,260	1,365,991
STERIS PLC	10,980	1,825,754
Teleflex, Inc.	8,240	1,660,030
The Cooper Cos., Inc.	9,830	2,594,138
Waters Corp. (a)	9,510	2,563,231
		18,687,590

Industrials (18.7%)
AMETEK, Inc.	20,290	2,301,089
AO Smith Corp.	28,355	1,377,486
Cummins, Inc.	7,160	1,457,132
Donaldson Co., Inc.	44,770	2,194,177
Expeditors International of Washington,
Inc.	26,080	2,303,125
Graco, Inc.	22,225	1,332,389
Hubbell, Inc.	10,005	2,231,115
Lincoln Electric Holdings, Inc.	16,370	2,058,035
Masco Corp.	48,160	2,248,590
Nordson Corp.	8,410	1,785,191
Rockwell Automation, Inc.	7,835	1,685,387

Common Stocks (continued)

Security Description	Shares	Fair Value ($)

Industrials (continued)
Stanley Black & Decker, Inc.	18,215	1,369,950
Verisk Analytics, Inc.	8,960	1,527,949
W.W. Grainger, Inc.	5,465	2,673,423
		26,545,038

Information Technology (15.0%)
Amdocs Ltd.	20,735	1,647,396
Amphenol Corp., Class A	30,895	2,068,729
ANSYS, Inc. (a)	6,315	1,400,036
Arista Networks, Inc. (a)	16,995	1,918,566
Aspen Technology, Inc. (a)	8,275	1,971,105
Broadridge Financial Solutions, Inc.	13,630	1,967,082
Check Point Software Technologies
Ltd. (a)	13,000	1,456,260
F5, Inc. (a)	11,980	1,733,865
Paychex, Inc.	29,670	3,329,270
TE Connectivity Ltd.	19,515	2,153,675
Trimble, Inc. (a)	30,380	1,648,723
		21,294,707

Materials (6.2%)
AptarGroup, Inc.	22,310	2,120,119
Avery Dennison Corp.	12,055	1,961,349
Ball Corp.	35,800	1,729,856
Packaging Corp. of America	11,605	1,303,125
RPM International, Inc.	21,260	1,771,171
		8,885,620

Real Estate (4.3%)
Alexandria Real Estate Equities, Inc.	10,500	1,471,995
AvalonBay Communities, Inc.	7,410	1,364,848
Jones Lang LaSalle, Inc. (a)	12,735	1,923,876
Realty Income Corp.	23,530	1,369,446
		6,130,165

Utilities (5.7%)
Atmos Energy Corp.	26,800	2,729,580
Eversource Energy	34,510	2,690,400
ONE Gas, Inc.	38,000	2,674,820
		8,094,800

TOTAL COMMON STOCKS (Cost $115,460,165)		140,987,761

Investment Companies (1.0%)

JPMorgan U.S. Government Money
Market Fund, Capital Shares, 2.73% (b)	1,448,821	1,448,821
TOTAL INVESTMENT COMPANIES (Cost $1,448,821)		1,448,821

Total Investments (Cost $116,908,986) — 100.0%		142,436,582
Liabilities in excess of other assets — 0.0%		(33,116)
NET ASSETS — 100.0%		$142,403,466

(a)	Non-income producing security.

(b)	Rate disclosed is the seven day yield as of September 30, 2022.

PLC	Public Limited Company

 1

Schedule of Portfolio Investments	Boston Trust SMID Cap Fund September 30, 2022 (Unaudited)

Common Stocks (99.0%)

Security Description	Shares	Fair Value ($)

Communication Services (3.9%)
Cable One, Inc.	4,885	4,167,149
Interpublic Group of Cos., Inc.	220,915	5,655,424
Omnicom Group, Inc.	114,885	7,248,095
		17,070,668

Consumer Discretionary (10.3%)
Carter's, Inc.	58,875	3,858,079
Cavco Industries, Inc.	22,420	4,613,139
Choice Hotels International, Inc.	61,190	6,701,528
Columbia Sportswear Co.	89,040	5,992,392
Service Corporation International	157,265	9,080,481
Texas Roadhouse, Inc.	48,815	4,259,597
TopBuild Corp.	29,415	4,847,004
Williams Sonoma, Inc.	51,250	6,039,813
		45,392,033

Consumer Staples (4.1%)
Flowers Foods, Inc.	206,550	5,099,720
Lamb Weston Holdings, Inc.	61,370	4,748,811
The JM Smucker Co.	58,380	8,021,995
		17,870,526

Energy (3.4%)
Cactus, Inc., Class A	130,200	5,003,586
Core Laboratories NV	227,765	3,070,272
Helmerich & Payne, Inc.	188,055	6,952,394
		15,026,252

Financials (14.3%)
American Financial Group, Inc.	52,245	6,422,478
Bank of Hawaii Corp.	37,980	2,891,038
CBOE Global Markets, Inc.	57,720	6,774,596
Cohen & Steers, Inc.	60,445	3,785,670
Commerce Bancshares, Inc.	69,700	4,611,352
East West Bancorp, Inc.	142,360	9,558,050
FactSet Research Systems, Inc.	18,700	7,482,057
SEI Investments Co.	169,010	8,289,941
Signature Bank	29,995	4,529,245
UMB Financial Corp.	104,265	8,788,497
		63,132,924

Health Care (14.8%)
Charles River Laboratories
International, Inc.	28,535	5,615,688
Chemed Corp.	16,940	7,395,327
Henry Schein, Inc.	102,185	6,720,707
Medpace Holdings, Inc.	68,430	10,755,142
PerkinElmer, Inc.	56,345	6,779,994
STERIS PLC	42,825	7,120,941
Teleflex, Inc.	26,295	5,297,391
The Cooper Cos., Inc.	30,735	8,110,966
Waters Corp.	27,180	7,325,825
		65,121,981

Industrials (18.4%)
AO Smith Corp.	95,900	4,658,822
Applied Industrial Technologies, Inc.	65,955	6,778,855
C.H. Robinson Worldwide, Inc.	53,580	5,160,290
Donaldson Co., Inc.	148,460	7,276,025
Expeditors International of Washington,
Inc.	77,670	6,859,038
Hubbell, Inc.	32,273	7,196,879
IDEX Corp.	18,800	3,757,180

Common Stocks (continued)

Security Description	Shares	Fair Value ($)

Industrials (continued)
Lincoln Electric Holdings, Inc.	55,360	6,959,859
Masco Corp.	104,625	4,884,941
Nordson Corp.	34,753	7,377,018
Robert Half International, Inc.	66,700	5,102,550
Snap-on, Inc.	31,351	6,312,524
The Middleby Corp.	26,750	3,428,548
The Toro Co.	61,605	5,327,600
		81,080,129

Information Technology (14.6%)
Akamai Technologies, Inc.	61,835	4,966,587
Amdocs Ltd.	83,940	6,669,033
Aspen Technology, Inc.	30,438	7,250,331
Broadridge Financial Solutions, Inc.	46,100	6,653,152
Dolby Laboratories, Inc., Class A	67,245	4,381,012
F5, Inc.	31,485	4,556,824
Jack Henry & Associates, Inc.	38,920	7,093,949
Manhattan Associates, Inc.	44,760	5,954,423
NetApp, Inc.	80,480	4,977,688
Progress Software Corp.	133,900	5,697,445
Trimble, Inc.	109,590	5,947,449
		64,147,893

Materials (5.7%)
AptarGroup, Inc.	68,590	6,518,108
Avery Dennison Corp.	34,400	5,596,880
Packaging Corp. of America	37,380	4,197,400
RPM International, Inc.	108,035	9,000,396
		25,312,784

Real Estate (6.7%)
CubeSmart	90,630	3,630,638
Jones Lang LaSalle, Inc.	52,525	7,934,952
Lamar Advertising Co., Class A	65,625	5,413,406
Physicians Realty Trust	376,480	5,662,259
STAG Industrial, Inc.	234,200	6,658,306
		29,299,561

Utilities (2.8%)
Atmos Energy Corp.	31,220	3,179,757
IDACORP, Inc.	38,920	3,853,469
ONE Gas, Inc.	75,935	5,345,065
		12,378,291

TOTAL COMMON STOCKS (Cost $463,929,840)		435,833,042

Investment Companies (1.1%)

JPMorgan U.S. Government Money
Market Fund, Capital Shares, 2.73% (a)	5,004,186	5,004,186
TOTAL INVESTMENT COMPANIES (Cost $5,004,186)		5,004,186

Total Investments (Cost $468,934,026) — 100.1%		440,837,228
Liabilities in excess of other assets — (0.1)%		(274,804)
NET ASSETS — 100.0%		$440,562,424

(a)	Rate disclosed is the seven day yield as of September 30, 2022.

PLC	Public Limited Company

 1

Schedule of Portfolio Investments	Boston Trust Walden Balanced Fund September 30, 2022 (Unaudited)

Common Stocks (64.8%)

Security Description	Shares	Fair Value ($)

Communication Services (5.3%)
Alphabet, Inc., Class A (a)	20,000	1,913,000
Alphabet, Inc., Class C (a)	42,300	4,067,145
Charter Communications, Inc., Class
A (a)	2,445	741,691
Comcast Corp., Class A	30,475	893,832
Electronic Arts, Inc.	10,310	1,192,970
		8,808,638

Consumer Discretionary (6.6%)
AutoZone, Inc. (a)	890	1,906,317
Dollar General Corp.	7,200	1,726,992
eBay, Inc.	20,975	772,090
Lowe's Cos., Inc.	5,800	1,089,298
McDonald's Corp.	4,000	922,960
NIKE, Inc., Class B	17,000	1,413,040
Ross Stores, Inc.	13,000	1,095,510
Starbucks Corp.	16,510	1,391,133
The Home Depot, Inc.	2,000	551,880
		10,869,220

Consumer Staples (3.6%)
Costco Wholesale Corp.	5,500	2,597,485
PepsiCo, Inc.	12,700	2,073,402
The Estee Lauder Cos., Inc.	6,000	1,295,400
		5,966,287

Energy (3.9%)
ConocoPhillips	50,100	5,127,234
Schlumberger NV	36,000	1,292,400
		6,419,634

Financials (8.2%)
Chubb Ltd.	7,500	1,364,100
East West Bancorp, Inc.	15,000	1,007,100
FactSet Research Systems, Inc.	3,000	1,200,330
JPMorgan Chase & Co.	22,285	2,328,782
Marsh & McLennan Cos., Inc.	8,000	1,194,320
Moody's Corp.	4,115	1,000,398
Northern Trust Corp.	18,220	1,558,903
T. Rowe Price Group, Inc.	10,000	1,050,100
The PNC Financial Services Group, Inc.	7,000	1,045,940
U.S. Bancorp	43,480	1,753,114
		13,503,087

Health Care (10.2%)
Agilent Technologies, Inc.	8,000	972,400
Becton, Dickinson & Co.	7,250	1,615,518
Danaher Corp.	4,300	1,110,647
Johnson & Johnson	17,425	2,846,548
Merck & Co., Inc.	15,000	1,291,800
Mettler-Toledo International, Inc. (a)	1,400	1,517,768
Stryker Corp.	9,250	1,873,495
The Cooper Cos., Inc.	3,000	791,700
UnitedHealth Group, Inc.	6,750	3,409,020
Waters Corp. (a)	5,500	1,482,415
		16,911,311

Industrials (7.4%)
Cummins, Inc.	5,365	1,091,831
Deere & Co.	5,500	1,836,395
Donaldson Co., Inc.	18,000	882,180
Hubbell, Inc.	7,000	1,561,000
Illinois Tool Works, Inc.	5,000	903,250

Common Stocks (continued)

Security Description	Shares	Fair Value ($)

Industrials (continued)
Masco Corp.	21,945	1,024,612
Union Pacific Corp.	9,755	1,900,469
United Parcel Service, Inc., Class B	10,000	1,615,400
W.W. Grainger, Inc.	3,000	1,467,570
		12,282,707

Information Technology (18.2%)
Accenture PLC, Class A	12,000	3,087,600
Adobe, Inc. (a)	2,340	643,968
Analog Devices, Inc.	8,995	1,253,363
Apple, Inc.	66,000	9,121,200
Automatic Data Processing, Inc.	13,000	2,940,470
Cisco Systems, Inc.	36,515	1,460,600
Microsoft Corp.	31,275	7,283,948
PayPal Holdings, Inc. (a)	8,500	731,595
TE Connectivity Ltd.	6,500	717,340
Visa, Inc., Class A	16,000	2,842,400
		30,082,484

Materials (1.4%)
Air Products and Chemicals, Inc.	6,000	1,396,380
AptarGroup, Inc.	10,500	997,815
		2,394,195

TOTAL COMMON STOCKS (Cost $51,280,134)		107,237,563

Corporate Bonds (9.6%)

	Principal Amount ($)

Communication Services (0.7%)
Comcast Corp., 3.30%, 4/1/27,
Callable 2/1/27 @ 100	250,000	232,258
Comcast Corp., 3.95%, 10/15/25,
Callable 8/15/25 @ 100	250,000	243,125
Verizon Communications, Inc., 1.50%,
9/18/30, Callable 6/18/30 @ 100	1,000,000	752,913
		1,228,296

Consumer Discretionary (1.7%)
Home Depot, Inc., 1.38%, 3/15/31,
Callable 12/15/30 @ 100	1,500,000	1,130,098
NIKE, Inc., 2.75%, 3/27/27, Callable
1/27/27 @ 100	500,000	460,073
Starbucks Corp., 2.45%, 6/15/26,
Callable 3/15/26 @ 100	350,000	321,480
Toyota Motor Credit Corp., 1.45%,
1/13/25, MTN	1,000,000	928,295
		2,839,946

Consumer Staples (0.6%)
The Estee Lauder Cos., Inc., 1.95%,
3/15/31, Callable 12/15/30 @ 100	1,175,000	933,583

Financials (0.6%)
American Express Co., 2.65%, 12/2/22	287,000	286,386
John Deere Capital Corp., 2.80%,
7/18/29	350,000	306,587
JPMorgan Chase & Co., 2.95%,
10/1/26, Callable 7/1/26 @ 100	500,000	458,988
		1,051,961

Schedule of Portfolio Investments	Boston Trust Walden Balanced Fund September 30, 2022 (Unaudited)

Corporate Bonds (continued)

Security Description	Principal Amount ($)	Fair Value ($)

Health Care (1.8%)
Abbott Laboratories, 2.95%, 3/15/25,
Callable 12/15/24 @ 100	100,000	96,329
Healthcare Corp., 1.15%, 6/15/25,
Callable 5/15/25 @ 100	100,000	90,335
Kaiser Foundation Hospitals, 3.15%,
5/1/27, Callable 2/1/27 @ 100	250,000	232,073
Pfizer, Inc., 1.70%, 5/28/30, Callable
2/28/30 @ 100	1,300,000	1,039,713
Pfizer, Inc., 3.40%, 5/15/24	100,000	98,309
Stryker Corp., 3.50%, 3/15/26,
Callable 12/15/25 @ 100	300,000	286,064
UnitedHealth Group, Inc., 2.88%,
8/15/29	1,200,000	1,047,299
		2,890,122

Industrials (0.8%)
3M Co., 3.00%, 8/7/25	250,000	237,872
Emerson Electric Co., 2.63%, 2/15/23,
Callable 11/15/22 @ 100	200,000	198,871
Hubbell, Inc., 2.30%, 3/15/31, Callable
12/15/30 @ 100	500,000	394,721
Hubbell, Inc., 3.35%, 3/1/26, Callable
12/1/25 @ 100	145,000	138,066
Hubbell, Inc., 3.50%, 2/15/28, Callable
11/15/27 @ 100	150,000	137,403
United Parcel Service, Inc., 2.40%,
11/15/26, Callable 8/15/26 @ 100	200,000	183,929
		1,290,862

Information Technology (2.2%)
Apple, Inc., 2.20%, 9/11/29, Callable
6/11/29 @ 100	350,000	298,554
Apple, Inc., 2.85%, 2/23/23, Callable
12/23/22 @ 100	150,000	149,368
Apple, Inc., 3.00%, 6/20/27, Callable
3/20/27 @ 100	200,000	188,234
Intel Corp., 3.90%, 3/25/30, Callable
12/25/29 @ 100	1,000,000	917,017
Intuit, Inc., 0.65%, 7/15/23	1,000,000	970,932
Mastercard, Inc., 2.95%, 11/21/26,
Callable 8/21/26 @ 100	100,000	93,459
Mastercard, Inc., 3.30%, 3/26/27,
Callable 1/26/27 @ 100	150,000	141,142
Oracle Corp., 2.50%, 4/1/25, Callable
3/1/25 @ 100	200,000	186,564
Oracle Corp., 3.40%, 7/8/24, Callable
4/8/24 @ 100	300,000	291,771
Visa, Inc., 3.15%, 12/14/25, Callable
9/14/25 @ 100	275,000	262,838
		3,499,879

Materials (0.7%)
Air Products And Chemicals, Inc.,
2.05%, 5/15/30, Callable 2/15/30
@ 100	1,425,000	1,167,005

Corporate Bonds (continued)

Security Description	Principal Amount ($)	Fair Value ($)

Utilities (0.5%)
Consolidated Edison Co. of New York,
Inc., 3.35%, 4/1/30, Callable 1/1/30
@ 100	1,000,000	879,737

TOTAL CORPORATE BONDS (Cost $17,916,050)		15,781,391

Municipal Bonds (0.4%)

Georgia (0.2%)
State of Georgia, GO, Series B, 1.40%,
8/1/33, Callable 8/1/30 @ 100	350,000	251,953

Hawaii (0.2%)
State of Hawaii, GO, Series FZ, 1.87%,
8/1/33, Callable 8/1/30 @ 100	500,000	370,603

TOTAL MUNICIPAL BONDS (Cost $857,889)		622,556

U.S. Government & U.S. Government Agency Obligations (23.5%)

Federal Farm Credit Bank (0.5%)
2.75%, 7/16/27	250,000	235,188
2.85%, 3/2/28	750,000	704,862
		940,050

Federal Home Loan Bank (1.1%)
2.88%, 9/13/24	1,000,000	972,757
5.50%, 7/15/36	700,000	782,400
		1,755,157

Federal National Mortgage Association (3.2%)
1.88%, 9/24/26	1,000,000	914,644
2.13%, 4/24/26	1,250,000	1,163,734
2.63%, 9/6/24	3,250,000	3,158,665
		5,237,043

Government National Mortgage Association (0.0%) (b)
4.00%, 9/15/40	10,319	9,829
4.00%, 9/15/41	34,306	32,658
		42,487

U.S. Treasury Inflation Index Note (3.0%)
0.13%, 1/15/32	4,088,198	3,533,855
0.25%, 7/15/29	1,158,270	1,044,352
0.75%, 7/15/28	590,155	554,737
		5,132,944

U.S. Treasury Note (15.7%)
1.13%, 2/15/31	925,000	749,142
1.63%, 8/15/29	2,800,000	2,416,094
2.50%, 2/28/26	1,125,000	1,063,740
2.75%, 2/28/25	3,875,000	3,741,797
2.88%, 11/30/23	1,350,000	1,328,326
2.88%, 5/15/32	17,700,000	16,362,820
		25,661,919

TOTAL U.S. GOVERNMENT & U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $41,429,071)		38,769,600

Schedule of Portfolio Investments	Boston Trust Walden Balanced Fund September 30, 2022 (Unaudited)

Yankee Dollar (0.2%)

	Principal
Security Description	Amount ($)	Fair Value ($)

Financials (0.2%)
The Toronto-Dominion Bank, 3.50%,
7/19/23, MTN	350,000	347,439
TOTAL YANKEE DOLLAR (Cost
$351,355)		347,439

Investment Companies (1.2%)

	Shares
JPMorgan U.S. Government Money
Market Fund, Capital Shares, 2.73% (c)	1,939,191	1,939,191
TOTAL INVESTMENT COMPANIES (Cost $1,939,191)		1,939,191

Total Investments (Cost $113,773,690) — 99.7%		164,697,740
Other assets in excess of liabilities — 0.3%		432,018
NET ASSETS — 100.0%		$165,129,758

(a)	Non-income producing security.

(b)	Represents less than 0.05%.

(c)	Rate disclosed is the seven day yield as of September 30, 2022.

GO	General Obligation

MTN	Medium Term Note

PLC	Public Limited Company

Schedule of Portfolio Investments	Boston Trust Walden Equity Fund September 30, 2022 (Unaudited)

Common Stocks (98.8%)

Security Description	Shares	Fair Value ($)

Communication Services (8.5%)
Alphabet, Inc., Class A (a)	51,975	4,971,409
Alphabet, Inc., Class C (a)	85,265	8,198,230
Comcast Corp., Class A	99,980	2,932,413
Electronic Arts, Inc.	21,455	2,482,558
		18,584,610

Consumer Discretionary (10.2%)
AutoZone, Inc. (a)	1,960	4,198,183
Dollar General Corp.	15,360	3,684,250
eBay, Inc.	47,615	1,752,708
McDonald’s Corp.	10,240	2,362,778
NIKE, Inc., Class B	30,350	2,522,692
Ross Stores, Inc.	19,520	1,644,950
Starbucks Corp.	34,350	2,894,331
The Home Depot, Inc.	12,130	3,347,152
		22,407,044

Consumer Staples (5.6%)
Costco Wholesale Corp.	8,675	4,096,942
PepsiCo, Inc.	28,865	4,712,500
The Estee Lauder Cos., Inc.	9,155	1,976,565
The Hershey Co.	6,720	1,481,558
		12,267,565

Energy (5.6%)
ConocoPhillips	118,915	12,169,761
		12,169,761

Financials (13.3%)
American Express Co.	12,870	1,736,292
Chubb Ltd.	17,460	3,175,624
East West Bancorp, Inc.	31,835	2,137,402
FactSet Research Systems, Inc.	7,015	2,806,772
JPMorgan Chase & Co.	52,170	5,451,765
Marsh & McLennan Cos., Inc.	17,585	2,625,265
Moody’s Corp.	7,755	1,885,318
Northern Trust Corp.	40,825	3,492,987
T. Rowe Price Group, Inc.	20,705	2,174,232
U.S. Bancorp	90,445	3,646,742
		29,132,399

Health Care (14.5%)
Agilent Technologies, Inc.	17,090	2,077,290
Becton, Dickinson & Co.	17,460	3,890,612
Danaher Corp.	4,965	1,282,410
Johnson & Johnson	39,000	6,371,040
Merck & Co., Inc.	34,745	2,992,239
Stryker Corp.	17,985	3,642,682
The Cooper Cos., Inc.	6,050	1,596,595
UnitedHealth Group, Inc.	14,330	7,237,223
Waters Corp. (a)	9,350	2,520,105
		31,610,196

Industrials (10.4%)
Cummins, Inc.	9,600	1,953,696
Deere & Co.	12,895	4,305,512
Donaldson Co., Inc.	37,430	1,834,444
Hubbell, Inc.	13,465	3,002,695
Masco Corp.	41,515	1,938,335
Union Pacific Corp.	24,775	4,826,666
United Parcel Service, Inc., Class B	21,115	3,410,917
W.W. Grainger, Inc.	2,970	1,452,894
		22,725,159

Common Stocks (continued)

Security Description	Shares	Fair Value ($)

Information Technology (26.5%)
Accenture PLC, Class A	24,565	6,320,574
Adobe, Inc. (a)	6,375	1,754,400
Analog Devices, Inc.	20,355	2,836,266
Apple, Inc.	122,020	16,863,165
Applied Materials, Inc.	16,370	1,341,194
Automatic Data Processing, Inc.	17,360	3,926,658
Cisco Systems, Inc.	49,620	1,984,800
Microsoft Corp.	61,750	14,381,575
TE Connectivity Ltd.	22,245	2,454,958
Visa, Inc., Class A	33,930	6,027,665
		57,891,255

Materials (2.7%)
Air Products and Chemicals, Inc.	16,870	3,926,155
AptarGroup, Inc.	20,605	1,958,093
		5,884,248

Utilities (1.5%)
Eversource Energy	43,050	3,356,178
		3,356,178

TOTAL COMMON STOCKS (Cost $110,452,864)		216,028,415
Investment Companies (0.5%)

JPMorgan U.S. Government Money
Market Fund, Capital Shares, 2.73% (b)	1,154,442	1,154,442
TOTAL INVESTMENT COMPANIES (Cost $1,154,442)		1,154,442

Total Investments (Cost $111,607,306) — 99.3%		217,182,857
Other assets in excess of liabilities — 0.7%		1,512,419
NET ASSETS — 100.0%		$218,695,276

(a)	Non-income producing security.

(b)	Rate disclosed is the seven day yield as of September 30, 2022.

PLC	Public Limited Company

1

Schedule of Portfolio Investments	Boston Trust Walden Midcap Fund September 30, 2022 (Unaudited)

Common Stocks (99.2%)

Security Description	Shares	Fair Value ($)

Communication Services (2.7%)
Electronic Arts, Inc.	12,750	1,475,303
Omnicom Group, Inc.	13,325	840,674
		2,315,977

Consumer Discretionary (9.5%)
AutoZone, Inc. (a)	625	1,338,706
Carter’s, Inc.	15,125	991,141
Columbia Sportswear Co.	13,750	925,375
eBay, Inc.	18,300	673,623
O’Reilly Automotive, Inc. (a)	1,550	1,090,193
Ross Stores, Inc.	23,325	1,965,597
Ulta Beauty, Inc. (a)	3,150	1,263,749
		8,248,384

Consumer Staples (4.4%)
Church & Dwight Co., Inc.	13,400	957,296
The Hershey Co.	8,025	1,769,271
The JM Smucker Co.	8,150	1,119,892
		3,846,459

Energy (2.9%)
Baker Hughes Co.	121,000	2,536,160
		2,536,160

Financials (16.5%)
Brown & Brown, Inc.	14,750	892,080
CBOE Global Markets, Inc.	10,175	1,194,240
East West Bancorp, Inc.	21,850	1,467,009
Everest Re Group Ltd.	5,600	1,469,664
FactSet Research Systems, Inc.	4,475	1,790,492
M&T Bank Corp.	7,700	1,357,664
Northern Trust Corp.	21,850	1,869,486
SEI Investments Co.	38,900	1,908,045
Signature Bank	5,175	781,425
T. Rowe Price Group, Inc.	14,650	1,538,397
		14,268,502

Health Care (13.0%)
Agilent Technologies, Inc.	9,775	1,188,151
Chemed Corp.	3,225	1,407,907
Henry Schein, Inc. (a)	12,525	823,769
Laboratory Corp. of America Holdings	3,625	742,436
Medpace Holdings, Inc. (a)	6,700	1,053,039
Mettler-Toledo International, Inc. (a)	740	802,249
STERIS PLC	6,950	1,155,646
Teleflex, Inc.	4,875	982,118
The Cooper Cos., Inc.	5,875	1,550,412
Waters Corp. (a)	5,625	1,516,106
		11,221,833

Industrials (18.9%)
AMETEK, Inc.	12,325	1,397,777
AO Smith Corp.	18,125	880,513
Cummins, Inc.	4,400	895,444
Donaldson Co., Inc.	27,175	1,331,846
Expeditors International of Washington, Inc.	15,650	1,382,052
Graco, Inc.	14,900	893,255
Hubbell, Inc.	6,075	1,354,725
Lincoln Electric Holdings, Inc.	9,925	1,247,770
Masco Corp.	29,450	1,375,020
Nordson Corp.	5,200	1,103,804
Rockwell Automation, Inc.	4,725	1,016,395

Common Stocks (continued)

Security Description	Shares	Fair Value ($)

Industrials (continued)
Stanley Black & Decker, Inc.	11,150	838,592
Verisk Analytics, Inc.	5,600	954,968
W.W. Grainger, Inc.	3,350	1,638,787
		16,310,948

Information Technology (15.0%)
Amdocs Ltd.	12,250	973,263
Amphenol Corp., Class A	18,200	1,218,672
ANSYS, Inc. (a)	3,925	870,173
Arista Networks, Inc. (a)	10,525	1,188,168
Aspen Technology, Inc. (a)	5,100	1,214,820
Broadridge Financial Solutions, Inc.	8,225	1,187,032
Check Point Software Technologies Ltd. (a)	7,750	868,155
F5, Inc. (a)	7,425	1,074,620
Paychex, Inc.	17,900	2,008,558
TE Connectivity Ltd.	12,225	1,349,151
Trimble, Inc. (a)	18,375	997,211
		12,949,823

Materials (6.3%)
AptarGroup, Inc.	13,825	1,313,790
Avery Dennison Corp.	7,200	1,171,440
Ball Corp.	22,825	1,102,904
Packaging Corp. of America	7,750	870,248
RPM International, Inc.	12,375	1,030,961
		5,489,343

Real Estate (4.3%)
Alexandria Real Estate Equities, Inc.	6,575	921,748
AvalonBay Communities, Inc.	4,750	874,903
Jones Lang LaSalle, Inc. (a)	7,650	1,155,686
Realty Income Corp.	13,850	806,070
		3,758,407

Utilities (5.7%)
Atmos Energy Corp.	16,625	1,693,256
Eversource Energy	20,680	1,612,213
ONE Gas, Inc.	22,850	1,608,412
		4,913,881
TOTAL COMMON STOCKS (Cost $70,290,903)		85,859,717

Investment Companies (1.8%)

JPMorgan U.S. Government Money
Market Fund, Capital Shares, 2.73% (b)	1,553,934	1,553,934
TOTAL INVESTMENT COMPANIES (Cost $1,553,934)		1,553,934

Total Investments (Cost $71,844,837) — 101.0%		87,413,651
Liabilities in excess of other assets — (1.0)%		(856,518)
NET ASSETS — 100.0%		$86,557,133

(a)	Non-income producing security.

(b)	Rate disclosed is the seven day yield as of September 30, 2022.

PLC	Public Limited Company

1

Schedule of Portfolio Investments	Boston Trust Walden SMID Cap Fund September 30, 2022 (Unaudited)

Common Stocks (99.2%)

Security Description	Shares	Fair Value ($)
Communication Services (4.7%)
Cable One, Inc.	1,592	1,358,056
Interpublic Group of Cos., Inc.	51,705	1,323,648
Omnicom Group, Inc.	33,610	2,120,455
		4,802,159
Consumer Discretionary (9.0%)
Carter’s, Inc.	13,865	908,573
Cavco Industries, Inc.	5,005	1,029,829
Choice Hotels International, Inc.	14,415	1,578,731
Columbia Sportswear Co.	20,076	1,351,115
Texas Roadhouse, Inc.	11,565	1,009,162
TopBuild Corp.	11,705	1,928,749
Williams Sonoma, Inc.	11,895	1,401,826
		9,207,985
Consumer Staples (4.1%)
Flowers Foods, Inc.	48,740	1,203,391
Lamb Weston Holdings, Inc.	14,312	1,107,463
The JM Smucker Co.	13,380	1,838,545
		4,149,399
Financials (15.1%)
American Financial Group, Inc.	12,275	1,508,966
Bank of Hawaii Corp.	10,294	783,579
CBOE Global Markets, Inc.	13,455	1,579,213
Cohen & Steers, Inc.	14,195	889,033
Commerce Bancshares, Inc.	16,160	1,069,146
East West Bancorp, Inc.	37,459	2,514,998
FactSet Research Systems, Inc.	4,320	1,728,475
SEI Investments Co.	39,640	1,944,342
Signature Bank	8,890	1,342,390
UMB Financial Corp.	24,260	2,044,875
		15,405,017
Health Care (14.3%)
Chemed Corp.	3,825	1,669,842
Henry Schein, Inc.	24,005	1,578,809
Medpace Holdings, Inc.	18,570	2,918,646
PerkinElmer, Inc.	13,170	1,584,746
STERIS PLC	9,765	1,623,724
Teleflex, Inc.	6,075	1,223,870
The Cooper Cos., Inc.	7,082	1,868,940
Waters Corp.	7,845	2,114,463
		14,583,040
Industrials (22.4%)
Acuity Brands, Inc.	6,720	1,058,198
AO Smith Corp.	22,655	1,100,580
Applied Industrial Technologies, Inc.	19,665	2,021,169
C.H. Robinson Worldwide, Inc.	12,325	1,187,021
Donaldson Co., Inc.	34,695	1,700,402
Expeditors International of Washington, Inc.	18,520	1,635,501
Franklin Electric Co., Inc.	13,565	1,108,396
Hubbell, Inc.	9,331	2,080,812
IDEX Corp.	4,290	857,357
Lincoln Electric Holdings, Inc.	13,020	1,636,874
Masco Corp.	29,565	1,380,390
Nordson Corp.	8,020	1,702,405
Robert Half International, Inc.	21,240	1,624,860
Snap-on, Inc.	7,178	1,445,290
The Middleby Corp.	9,545	1,223,383

Common Stocks (continued)

Security Description	Shares	Fair Value ($)
Industrials (continued)
The Toro Co.	14,690	1,270,391
		23,033,029
Information Technology (15.9%)
Akamai Technologies, Inc.	14,810	1,189,539
Amdocs Ltd.	19,775	1,571,124
Aspen Technology, Inc.	10,088	2,402,962
Broadridge Financial Solutions, Inc.	10,640	1,535,565
Dolby Laboratories, Inc., Class A	15,595	1,016,014
F5, Inc.	8,410	1,217,179
Jack Henry & Associates, Inc.	8,905	1,623,114
Manhattan Associates, Inc.	13,540	1,801,226
NetApp, Inc.	19,420	1,201,127
Progress Software Corp.	31,225	1,328,624
Trimble, Inc.	25,065	1,360,278
		16,246,752
Materials (6.1%)
AptarGroup, Inc.	19,530	1,855,936
Avery Dennison Corp.	7,990	1,299,973
Packaging Corp. of America	8,730	980,292
RPM International, Inc.	25,200	2,099,412
		6,235,613
Real Estate (7.6%)
CubeSmart	26,860	1,076,012
Jones Lang LaSalle, Inc.	12,090	1,826,436
Lamar Advertising Co., Class A	15,630	1,289,319
Physicians Realty Trust	109,545	1,647,557
STAG Industrial, Inc.	68,340	1,942,906
		7,782,230
TOTAL COMMON STOCKS (Cost $95,751,715)		101,445,224

Investment Companies (1.0%)
JPMorgan U.S. Government Money
Market Fund, Capital Shares, 2.73% (a)	1,064,001	1,064,001
TOTAL INVESTMENT COMPANIES (Cost $1,064,001)		1,064,001
Total Investments (Cost $96,815,716) — 100.2%		102,509,225
Liabilities in excess of other assets — (0.2)%		(190,875)
NET ASSETS — 100.0%		$102,318,350

(a)	Rate disclosed is the seven day yield as of September 30, 2022.

PLC	Public Limited Company

1

Schedule of Portfolio Investments	Boston Trust Walden Small Cap Fund September 30, 2022 (Unaudited)

Common Stocks (99.2%)

Security Description	Shares	Fair Value ($)

Communication Services (1.0%)
Cable One, Inc.	10,062	8,583,389
		8,583,389

Consumer Discretionary (10.1%)
Carter’s, Inc.	138,135	9,051,987
Cavco Industries, Inc. (a)	57,650	11,862,064
Choice Hotels International, Inc.	149,389	16,361,083
Columbia Sportswear Co.	208,135	14,007,485
Helen of Troy Ltd. (a)	56,560	5,454,646
Shutterstock, Inc.	210,415	10,556,521
Texas Roadhouse, Inc.	127,725	11,145,284
TopBuild Corp. (a)	68,760	11,330,273
		89,769,343

Consumer Staples (4.5%)
Central Garden & Pet Co. (a)	261,575	8,935,402
Flowers Foods, Inc.	771,525	19,048,952
Lancaster Colony Corp.	81,638	12,268,559
		40,252,913

Energy (4.0%)
Cactus, Inc., Class A	365,555	14,048,279
Core Laboratories NV	436,390	5,882,537
Helmerich & Payne, Inc.	424,205	15,682,859
		35,613,675

Financials (15.5%)
1st Source Corp.	148,670	6,883,421
Bank of Hawaii Corp.	152,953	11,642,782
Camden National Corp.	83,990	3,577,974
Cathay General Bancorp	466,500	17,941,591
Cohen & Steers, Inc.	213,340	13,361,484
Evercore, Inc.	104,310	8,579,498
First Hawaiian, Inc.	251,645	6,198,016
German American Bancorp, Inc.	85,955	3,069,453
Independent Bank Corp.	146,430	10,913,428
Lakeland Financial Corp.	147,920	10,770,055
Selective Insurance Group, Inc.	186,625	15,191,275
Tompkins Financial Corp.	76,920	5,585,930
UMB Financial Corp.	216,967	18,288,149
Washington Trust Bancorp, Inc.	130,790	6,079,119
		138,082,175

Health Care (17.4%)
Atrion Corp.	11,775	6,652,875
Chemed Corp.	40,505	17,682,863
Corcept Therapeutics, Inc. (a)	543,880	13,945,083
CorVel Corp. (a)	95,665	13,242,906
Globus Medical, Inc., Class A (a)	261,055	15,551,046
Haemonetics Corp. (a)	248,265	18,379,058
ICU Medical, Inc. (a)	92,935	13,996,011
Medpace Holdings, Inc. (a)	135,130	21,238,382
Premier, Inc.	556,970	18,903,563
U.S. Physical Therapy, Inc.	198,720	15,106,694
		154,698,481

Industrials (17.9%)
Acuity Brands, Inc.	69,498	10,943,850
Applied Industrial Technologies, Inc.	169,555	17,426,862
Comfort Systems USA, Inc.	88,945	8,657,017
Donaldson Co., Inc.	333,945	16,366,644
Forward Air Corp.	101,760	9,184,858
Franklin Electric Co., Inc.	164,174	13,414,658

Common Stocks (continued)

Security Description	Shares	Fair Value ($)

Industrials (continued)
Insperity, Inc.	80,175	8,185,066
Landstar System, Inc.	97,730	14,109,280
Lincoln Electric Holdings, Inc.	123,720	15,554,078
MSC Industrial Direct Co., Inc.	155,797	11,343,579
UniFirst Corp.	71,550	12,036,857
Valmont Industries, Inc.	43,460	11,674,225
Watts Water Technologies, Inc., Class A	88,225	11,092,529
		159,989,503

Information Technology (14.6%)
Badger Meter, Inc.	127,085	11,741,383
CSG Systems International, Inc.	284,630	15,051,234
ExlService Holdings, Inc. (a)	121,920	17,966,132
InterDigital, Inc.	212,865	8,604,003
Manhattan Associates, Inc. (a)	67,874	9,029,278
Power Integrations, Inc.	280,975	18,072,312
Progress Software Corp.	390,895	16,632,582
Qualys, Inc. (a)	138,435	19,296,455
Teradata Corp. (a)	428,498	13,309,148
		129,702,527

Materials (5.4%)
AptarGroup, Inc.	114,335	10,865,255
Minerals Technologies, Inc.	222,375	10,987,549
Sensient Technologies Corp.	158,320	10,977,909
Silgan Holdings, Inc.	372,160	15,645,606
		48,476,319

Real Estate (4.7%)
Americold Realty Trust, Inc.	475,538	11,698,235
Physicians Realty Trust	1,131,825	17,022,647
STAG Industrial, Inc.	471,755	13,411,995
		42,132,877

Utilities (4.1%)
Chesapeake Utilities Corp.	67,860	7,830,365
IDACORP, Inc.	137,152	13,579,420
ONE Gas, Inc.	126,285	8,889,201
Unitil Corp.	139,150	6,463,518
		36,762,504
TOTAL COMMON STOCKS (Cost $839,125,150)		884,063,706

Investment Companies (1.3%)

JPMorgan U.S. Government Money
Market Fund, Capital Shares, 2.73% (b)	11,450,430	11,450,430
TOTAL INVESTMENT COMPANIES (Cost $11,450,430)		11,450,430

Total Investments (Cost $850,575,580) — 100.5%		895,514,136
Liabilities in excess of other assets — (0.5)%		(4,630,647)
NET ASSETS — 100.0%		$890,883,489

(a)	Non-income producing security.

(b)	Rate disclosed is the seven day yield as of September 30, 2022.

 1

Schedule of Portfolio Investments	Boston Trust Walden International Equity Fund September 30, 2022 (Unaudited)

Common Stocks (97.4%)
Security Description	Shares	Fair Value ($)

Australia (7.1%)
Brambles Ltd.	133,800	970,578
CSL Ltd.	6,700	1,214,579
Insurance Australia Group Ltd.	280,000	824,270
Origin Energy Ltd.	181,339	594,038
Telstra Corp. Ltd.	353,800	866,943
Woodside Energy Group, Ltd.	56,000	1,138,971
		5,609,379

Belgium (0.4%)
Colruyt SA	14,700	321,629
		321,629

Canada (11.2%)
Bank of Montreal	11,200	981,743
BCE, Inc.	19,800	830,304
Canadian National Railway Co.	10,200	1,101,677
Great-West Lifeco, Inc.	22,900	494,409
Intact Financial Corp.	4,300	608,606
Magna International, Inc.	7,400	351,087
Metro, Inc.	20,300	1,016,617
Royal Bank of Canada	13,000	1,170,584
The Bank of Nova Scotia	20,400	970,374
The Toronto-Dominion Bank	20,700	1,269,696
		8,795,097

Denmark (2.5%)
Novo Nordisk A/S	15,000	1,495,386
Novozymes A/S	9,400	468,928
		1,964,314

Finland (0.6%)
Kone Oyj	13,200	508,237
		508,237

France (9.6%)
Air Liquide SA	11,400	1,297,886
Danone SA	13,700	645,404
Dassault Systemes SE	19,300	663,312
EssilorLuxottica SA	4,700	636,733
Legrand SA	13,700	885,008
L’Oreal SA	2,700	859,599
Publicis Groupe SA	11,100	525,149
Schneider Electric SE	9,400	1,054,435
Societe BIC SA	15,600	990,877
		7,558,403

Germany (6.7%)
Allianz SE	2,900	458,858
Deutsche Boerse AG	6,900	1,135,824
Fresenius SE & Co. KGaA	26,700	571,808
Hannover Rueck SE	2,800	422,809
Henkel AG & Co. KGaA	9,700	553,578
Merck KGaA	5,000	815,894
Muenchener Rueckversicherungs-
Gesellschaft AG in Muenchen	1,800	435,331
SAP AG	10,700	881,919
		5,276,021

Hong Kong (2.6%)
Hang Lung Properties Ltd.	354,000	577,890
Hang Seng Bank Ltd.	48,200	728,388
Sino Land Co. Ltd.	548,000	721,187
		2,027,465
Common Stocks (continued)
Security Description	Shares	Fair Value ($)

Ireland (1.7%)
Experian PLC	34,100	999,490
Smurfit Kappa Group PLC	12,000	338,966
		1,338,456

Israel (1.3%)
Check Point Software Technologies Ltd. (a)	4,600	515,292
Nice Ltd. (a)	2,574	487,647
		1,002,939

Italy (1.6%)
FinecoBank Banca Fineco SpA	42,700	524,751
Snam SpA	90,171	364,196
Terna Rete Elettrica Nazionale SpA	66,000	402,001
		1,290,948

Japan (19.8%)
Astellas Pharma, Inc.	37,300	493,113
Benesse Holdings, Inc.	61,100	905,194
Chugai Pharmaceutical Co. Ltd.	25,000	624,313
Daiwa House Industry Co. Ltd.	18,590	378,900
Denso Corp.	9,100	415,417
Fast Retailing Co. Ltd.	1,500	797,256
INPEX Corp.	84,600	793,823
JSR Corp.	24,500	466,944
Kao Corp.	12,600	510,980
Kurita Water Industries Ltd.	13,000	458,539
Mitsubishi Estate Co. Ltd.	35,300	463,233
Nippon Telegraph & Telephone Corp.	27,200	733,903
Nitto Denko Corp.	16,400	889,351
Nomura Research Institute Ltd.	24,200	594,860
Oracle Corp.	9,100	480,462
Oriental Land Co. Ltd.	4,100	558,802
Sumitomo Mitsui Financial Group, Inc.	39,200	1,090,994
Sysmex Corp.	7,300	392,940
Terumo Corp.	15,200	428,982
The Chiba Bank Ltd.	133,700	720,015
The Hachijuni Bank Ltd.	171,000	564,127
Tokio Marine Holdings, Inc.	32,700	581,277
Toyota Motor Corp.	67,900	883,965
Trend Micro, Inc.	16,600	899,153
Yamato Holdings Co. Ltd.	25,700	384,778
		15,511,321

Luxembourg (1.1%)
Tenaris SA	69,200	897,031
		897,031

Netherlands (3.8%)
ASML Holding NV	1,900	787,985
Koninklijke Ahold Delhaize NV	32,200	819,815
Koninklijke Vopak NV	30,600	558,176
Wolters Kluwer NV	8,800	856,648
		3,022,624

Norway (1.3%)
Equinor ASA	32,025	1,056,862
		1,056,862

Singapore (1.3%)
ComfortDelGro Corp. Ltd.	539,400	493,440
Singapore Exchange Ltd.	77,200	506,257
		999,697

1

Schedule of Portfolio Investments	Boston Trust Walden International Equity Fund September 30, 2022 (Unaudited)

Common Stocks (continued)

Security Description	Shares	Fair Value ($)

Spain (1.3%)
Industria de Diseno Textil SA	47,900	989,244
		989,244

Sweden (2.9%)
Assa Abloy AB, Class B	28,100	525,388
Atlas Copco AB (a)	44,000	407,660
H & M Hennes & Mauritz AB	48,300	446,621
Svenska Handelsbanken AB	108,400	886,255
		2,265,924

Switzerland (8.9%)
Cie Financiere Richemont SA	8,600	807,130
Givaudan SA	320	964,968
Nestle SA	14,900	1,613,694
Roche Holding AG	4,800	1,565,401
SGS SA	390	833,223
Sonova Holding AG	2,600	571,881
Zurich Insurance Group AG	1,600	636,168
		6,992,465

United Kingdom (11.7%)
Compass Group PLC	48,800	975,251
Croda International PLC	10,400	742,748
Johnson Matthey PLC	31,700	644,387
National Grid PLC	82,000	846,034
Next PLC	5,900	313,400
Reckitt Benckiser Group PLC	6,800	449,319
RELX PLC	45,200	1,103,200
Schroders PLC	159,999	692,554
Severn Trent PLC	15,000	392,031
Smith & Nephew PLC	61,900	713,968
The Sage Group PLC	101,800	783,044
Unilever PLC	26,200	1,152,535
WPP PLC	48,600	402,095
		9,210,566

TOTAL COMMON STOCKS (Cost $81,879,547)		76,638,622

Investment Companies (1.9%)

JPMorgan U.S. Government Money Market
Fund, Capital Shares, 2.73% (b)	1,521,155	1,521,155
TOTAL INVESTMENT COMPANIES (Cost $1,521,155)		1,521,155

Total Investments (Cost $83,400,702) — 99.3%		78,159,777
Other assets in excess of liabilities — 0.7%		587,238
NET ASSETS — 100.0%		$78,747,015

(a)	Non-income producing security.

(b)	Rate disclosed is the seven day yield as of September 30, 2022.

PLC	Public Limited Company

The Fund invested, as a percentage of net assets at value, in the following industries as of September 30, 2022:

Percentage of
Industry	Total Net Assets
Financials	20.0%
Industrials	14.8
Health Care	11.2
Consumer Staples	10.1
Consumer Discretionary	10.1
Information Technology	7.9
Materials	7.3
Energy	5.5
Communication Services	4.3
Utilities	3.4
Real Estate	2.8
Investment Companies	1.9
Other net assets	0.7
Total	100.0%

2